Financing Activities - Additional Information (Details) SFr / shares in Units, $ / shares in Units, $ in Millions					6 Months Ended
	Nov. 03, 2025 CHF (SFr) SFr / shares shares	Nov. 03, 2025 USD ($) shares	Feb. 18, 2025 CHF (SFr) SFr / shares shares	Feb. 18, 2025 USD ($)	Jun. 30, 2026 CHF (SFr) SFr / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2025 USD ($)	Nov. 03, 2025 $ / shares shares	Jul. 31, 2025 CHF (SFr) SFr / shares shares	Jul. 31, 2025 $ / shares	Feb. 18, 2025 $ / shares shares
Disclosure of detailed information about business combination [line items]
Transaction costs							SFr 6,800,000	$ 7.5
Total gross proceeds					SFr 47,775,000		90,227,000
Issuance of ordinary shares | shares	2,635,801	2,635,801
Treasury shares held | shares	2,796,297	2,796,297
Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Par value per share | (per share)	SFr 16.33								$ 20.25
Total gross proceeds	SFr 88,700,000	$ 110.0
Warrants issued | shares	5,432,098								5,432,098
Amended Loan Agreement
Disclosure of detailed information about business combination [line items]
Amounts drawn					SFr 0		SFr 0
Non-utilization fee percent					0.75%	0.75%
Follow-on public offering | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Par value per share | (per share)			SFr 18.05									$ 20
Number of shares issued | shares			5,000,000									5,000,000
Total gross proceeds			SFr 90,200,000	$ 100.0
Events after reporting period
Disclosure of detailed information about business combination [line items]
Remaining number of warrants | shares										133,248
Events after reporting period | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Warrants issued | shares										361,011
Events after reporting period | Amended BlackRock Warrant
Disclosure of detailed information about business combination [line items]
Per share purchase price | (per share)										SFr 15.07	$ 18.64
Events after reporting period | Amended BlackRock Warrant | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Warrant vested and exercisable | shares										59,310
Per share purchase price | (per share)										SFr 9.84	$ 12.17
Events after reporting period | Amended BlackRock Warrant | Ordinary shares [member] | Top of Range
Disclosure of detailed information about business combination [line items]
Warrants issued | shares										494,259
Events after reporting period | Amended Loan Agreement | Top of Range
Disclosure of detailed information about business combination [line items]
Current borrowing capacity										SFr 75,000,000
Additional borrowings										25,000,000
Maximum borrowing capacity										100,000,000
Events after reporting period | Amended Loan Agreement | Loan 1
Disclosure of detailed information about business combination [line items]
Current borrowing capacity										25,000,000
Events after reporting period | Amended Loan Agreement | Loan 2
Disclosure of detailed information about business combination [line items]
Current borrowing capacity										25,000,000
Events after reporting period | Amended Loan Agreement | Loan 3
Disclosure of detailed information about business combination [line items]
Current borrowing capacity										SFr 25,000,000
At-the-Market Offering Program
Disclosure of detailed information about business combination [line items]
Par value per share | SFr / shares					SFr 0.01
Issuance of ordinary shares | shares					7,750,400	7,750,400
Aggregate maximum offering price					SFr 2,250,000,000
Transaction costs related to Registered Direct Offering					2,200,000
At-the-Market Offering Program | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Total gross proceeds					SFr 47,800,000	$ 61.3